UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

ICM SMALL COMPANY PORTFOLIO

SEMI-ANNUAL REPORT                                                APRIL 30, 2010

                               INVESTMENT ADVISER:

                     INVESTMENT COUNSELORS OF MARYLAND, LLC

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               APRIL 30, 2010

                                TABLE OF CONTENTS

Shareholders' Letter .....................................................     1
Schedule of Investments ..................................................     5
Statement of Assets & Liabilities ........................................    11
Statement of Operations ..................................................    12
Statement of Changes .....................................................    13
Financial Highlights .....................................................    14
Notes to Financial Statements ............................................    15
Disclosure of Portfolio Expenses .........................................    23
Board Considerations in Re-Approving the Advisory Agreement ..............    25

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               APRIL 30, 2010

Dear Shareholder:

The first six months of the ICM Small Company Portfolio's current fiscal year included the continuation of the historic market rally that began in March of 2009. The rally has been fueled by continued improvement in corporate profits, a more resilient than expected American consumer and repeated statements by the Federal Reserve that its zero interest rate policy will remain in place for an "extended period" of time. For the fiscal semi-annual period ended April 30, 2010, the environment was very supportive for small cap stocks (the Russell 2000(R) Index) which almost doubled the performance of large cap stocks (the S&P 500 Index) returning 28.17% and 15.66%, respectively. Within the small cap sector, value stocks (the Russell 2000(R) Value Index) outperformed growth stocks (the Russell 2000(R) Growth Index) by over 5% on the strength of the Consumer Discretionary and Materials & Processing sectors. The ICM Small Company Portfolio (the "Portfolio") posted a solid gain, but modestly underperformed its primary benchmark the Russell 2000(R) Value Index.

                                                                TOTAL RETURNS
                                          ---------------------------------------------------------
                                          1ST FISCAL QTR   2ND FISCAL QTR   1ST HALF OF FISCAL YEAR
                                           NOV. 1, 2009-    FEB. 1, 2010-        NOV. 1, 2009-
                                           JAN. 31, 2010    APR. 30, 2010        APR. 30, 2010
                                          --------------   --------------   -----------------------
ICM SMALL CO. PORTFOLIO ...............        8.39%          18.48%               28.43%
Russell 2000(R) Value Index ...........        7.74%          21.27%               30.66%
Russell 2000(R) Index .................        7.34%          19.41%               28.17%
Russell 2000(R) Growth Index ..........        6.91%          17.38%               25.49%
S&P 500 Index .........................        4.16%          11.05%               15.66%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MOTH END, PLEASE CALL 1-866-234-5426 OR VISIT OUR WEBSITE AT www.icomd.com.

As noted, Consumer Discretionary stocks led the market in the six month period with a 49% advance, far outpacing any other sector. Despite high unemployment, falling home values and much stricter credit standards, consumer spending, to the surprise of many, has turned positive in recent months. At the same time, retailers have kept inventories lean, resulting in better than expected margins, earnings and cash flow. The Portfolio's underweight of this sector and the underperformance of its holdings was the biggest drag on performance in the six month period.

The Financial sector, up 30% in the period, was also an area of relative strength in the market. While our stock picking in this sector continues to be strong, particularly in the banking and REIT areas, our significant underweight hurt us slightly. Over the last

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

several quarters, we have found several attractive investment opportunities in the bank and REIT sectors, where we think fundamentals are bottoming and valuations are still attractive. Both groups, however, still need capital to repair balance sheets weakened by the credit crisis, so we will continue to be opportunistic and selective.

The Portfolio's Technology holdings, which advanced just 20% versus 27% for the benchmark for the six month period, were a large negative contributor to relative performance. This shortfall resulted primarily from a 10% advance in our semiconductor holdings versus 44% for the benchmark. These investments were strong contributors to performance last year as semiconductor sales improved rapidly as the recession ended, but have faced a wave of profit taking recently. We think these stocks continue to be undervalued. They trade at substantial discounts to the market on an earnings and cash flow basis, and enjoy cash rich balance sheets. Further, consumer demand for electronics is holding up well and we think after years of underinvestment, corporations are in the early stages of a technology spending cycle.

On the positive side, the Portfolio continued to benefit from being underweight the more defensive sectors of the market, such as Consumer Staples and Utilities. Equally significant was the outperformance of our holdings in the Producer Durables and Materials & Processing sectors. In the latter sector, our emphasis on valued added processors paid off as the more commodity oriented stocks under-performed.

Even after a strong advance in the semi-annual period, the market (based on the S&P 500), while not cheap, is reasonably valued at 15.2x projected 2010 earnings. This is particularly true if you assume, as we do, that the economy continues to recover beyond 2010. Many of the companies that we follow see an improving -- albeit not robust -- sales picture and are being diligent in holding down costs. This should continue to provide a good backdrop for improving corporate profits. The biggest argument against the sustainability of the current market rally and economic recovery has been the lack of job growth so far. But we think the job picture has reached an inflection point. One important indicator of this is temporary employment, which has shown nice growth since last summer and is usually a harbinger of a pickup in permanent hiring. In fact, we would not be surprised to see the market struggle in the face of a better than expected pick up in job growth, as investors struggle with the prospect of the Federal Reserve beginning to reverse what has been an extraordinarily easy monetary policy. Ultimately though, in the tug of war between improving earnings and rising rates, earnings should prevail in 2010.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

Please feel free to call us if you have any questions or comments about the Portfolio.

Respectfully,


/s/ William V. Heaphy                   /s/ Simeon F. Wooten, III
William V. Heaphy                       Simeon F. Wooten, III
Principal                               Principal

Investment Counselors of Maryland, LLC

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Financial Services       21.4%
Producer Durables        21.0%
Consumer Discretionary   13.2%
Materials & Processing   12.7%
Technology               12.0%
Health Care               6.1%
Short-Term Investments    5.3%
Energy                    4.5%
Utilities                 2.2%
Consumer Staples          1.3%
Industrials               0.3%

+    Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.9%

                                                       SHARES          VALUE
                                                    -----------   --------------
CONSUMER DISCRETIONARY -- 13.3%
   Arbitron .....................................       450,300   $   13,873,743
   Brown Shoe ...................................       670,000       12,596,000
   California Pizza Kitchen* ....................       584,800       11,988,400
   Callaway Golf ................................       575,000        5,399,250
   Carter's* ....................................       382,900       12,337,038
   Columbia Sportswear ..........................       208,600       11,585,644
   Cooper Tire & Rubber .........................       718,200       15,240,204
   Dick's Sporting Goods* .......................       363,200       10,572,752
   Gentex .......................................       500,400       10,753,596
   Group 1 Automotive* ..........................       461,900       14,341,995
   Insight Enterprises* .........................       883,500       13,279,005
   JOS A Bank Clothiers* ........................       186,400       11,344,304
   Knology* .....................................       618,700        8,123,531
   MDC Holdings .................................       165,500        6,338,650
   Men's Wearhouse ..............................       615,900       14,553,717
   Monro Muffler ................................       114,700        4,113,142
   Movado Group* ................................       243,600        3,023,076
   Outdoor Channel Holdings* ....................       219,300        1,515,363
   Regis ........................................       319,600        6,110,752
   Rush Enterprises, Cl A* ......................       183,400        2,974,748
   Ryland Group .................................       131,100        2,986,458
   Standard Parking* ............................       587,400        9,921,186
   Viad .........................................       173,300        4,055,220
                                                                  --------------
                                                                     207,027,774
                                                                  --------------
CONSUMER STAPLES -- 1.3%
   J&J Snack Foods ..............................       245,200       11,423,868

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
CONSUMER STAPLES -- CONTINUED
   Ralcorp Holdings* ............................       145,600   $    9,689,680
                                                                  --------------
                                                                      21,113,548
                                                                  --------------
ENERGY -- 4.5%
   Carrizo Oil & Gas* ...........................       345,600        7,582,464
   Comstock Resources* ..........................       240,100        7,697,606
   Natural Gas Services Group* ..................        78,100        1,400,333
   Oceaneering International* ...................       298,700       19,564,850
   Unit* ........................................       200,500        9,577,885
   Whiting Petroleum* ...........................       270,000       24,389,100
                                                                  --------------
                                                                      70,212,238
                                                                  --------------
FINANCIAL SERVICES -- 21.4%
   Ameris Bancorp ...............................       521,400        5,803,182
   Assured Guaranty .............................       513,000       11,055,150
   Berkshire Hills Bancorp ......................       444,500        9,334,500
   Brandywine Realty Trust+ .....................       512,330        6,527,084
   Camden Property Trust+ .......................       149,800        7,254,814
   CapLease+ ....................................     1,388,300        8,093,789
   Cogdell Spencer+ .............................     1,037,100        7,861,218
   Cohen & Steers ...............................       285,500        7,728,485
   Columbia Banking System ......................       484,400       10,889,312
   CVB Financial ................................     1,205,185       13,269,087
   Delphi Financial Group, Cl A .................       272,800        7,502,000
   Duke Realty+ .................................       179,000        2,421,870
   Encore Bancshares* ...........................       218,400        2,247,336
   Euronet Worldwide* ...........................       573,400        9,134,262
   First Financial Bancorp ......................       304,300        5,815,173
   First Financial Holdings .....................       183,200        2,586,784
   First Interstate Bancsystem, Cl A ............        37,400          603,262
   First Mercury Financial ......................       476,300        6,244,293
   First Midwest Bancorp ........................       205,800        3,128,160
   Flushing Financial ...........................       419,400        5,708,034
   FNB ..........................................     1,018,500        9,492,420
   Hanover Insurance Group ......................       156,600        7,054,830
   Hersha Hospitality Trust+ ....................       673,300        3,884,941
   HFF, Cl A* ...................................       407,200        3,591,504
   Hudson Valley Holding ........................       336,500        8,446,150
   Iberiabank ...................................        63,300        3,901,812

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
FINANCIAL SERVICES -- CONTINUED
   Jack Henry & Associates ......................       432,600   $   11,039,952
   Kite Realty Group Trust+ .....................       787,600        4,268,792
   LaSalle Hotel Properties+ ....................       284,400        7,493,940
   Lexington Realty Trust+ ......................       728,641        5,158,778
   Liberty Property Trust+ ......................       160,700        5,433,267
   Mack-Cali Realty+ ............................       162,600        5,586,936
   Meadowbrook Insurance Group ..................       685,610        5,416,319
   National Penn Bancshares .....................       636,100        4,656,252
   Navigators Group* ............................       233,300        9,362,329
   Parkway Properties+ ..........................       206,200        4,062,140
   Pebblebrook Hotel Trust+* ....................       198,500        3,910,450
   ProAssurance* ................................       126,400        7,704,080
   Prosperity Bancshares ........................       243,100        9,534,382
   Ramco-Gershenson Properties+ .................       130,500        1,626,030
   Selective Insurance Group ....................       306,600        5,123,286
   Southwest Bancorp ............................        69,000        1,011,540
   Sterling Bancshares ..........................     1,311,800        7,713,384
   Trico Bancshares .............................       417,900        7,956,816
   Union First Market Bankshares ................       596,500       10,009,270
   United Community Banks* ......................     1,651,200        9,643,008
   Univest Corp of Pennsylvania .................       277,000        5,420,890
   Waddell & Reed Financial, Cl A ...............       296,400       11,002,368
   Weingarten Realty Investors+ .................       322,400        7,453,888
   Whitney Holding ..............................       317,400        4,348,380
   Wilmington Trust .............................       456,200        7,905,946
   Wright Express* ..............................       126,200        4,287,014
                                                                  --------------
                                                                     336,708,889
                                                                  --------------
HEALTH CARE -- 6.1%
   Bio-Rad Laboratories, Cl A* ..................       226,600       25,308,954
   Conmed* ......................................       610,200       13,570,848
   Hanger Orthopedic Group* .....................       743,900       13,866,296
   Medical Action Industries* ...................       400,200        4,750,374
   Omnicare .....................................       253,200        7,036,428
   Sirona Dental Systems* .......................       541,700       22,583,473
   West Pharmaceutical Services .................       211,600        8,855,460
                                                                  --------------
                                                                      95,971,833
                                                                  --------------
INDUSTRIALS -- 0.3%
   Astec Industries* ............................       162,800        5,391,936
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
MATERIALS & PROCESSING -- 12.7%
   Acuity Brands ................................       224,300   $   10,140,603
   Aptargroup ...................................       547,700       23,573,008
   Beacon Roofing Supply* .......................       327,900        7,279,380
   Belden CDT ...................................       355,000        9,748,300
   Brady, Cl A ..................................       255,000        8,761,800
   Carpenter Technology .........................       385,900       15,154,293
   Cytec Industries .............................       180,900        8,694,054
   Ferro ........................................     1,333,300       14,559,636
   Gibraltar Industries* ........................       875,800       13,154,516
   Interline Brands* ............................       826,200       17,193,222
   Kaydon .......................................       299,000       12,447,370
   Northwest Pipe* ..............................       171,300        4,131,756
   OM Group* ....................................       434,000       16,383,500
   Quanex Building Products .....................       476,800        9,059,200
   Rogers* ......................................       421,800       14,117,646
   Sensient Technologies ........................       496,800       15,664,104
                                                                  --------------
                                                                     200,062,388
                                                                  --------------
PRODUCER DURABLES -- 21.1%
   Actuant, Cl A ................................       835,700       19,162,601
   Albany International, Cl A ...................       532,700       13,567,869
   Allegiant Travel, Cl A* ......................       308,800       15,881,584
   Ametek .......................................       415,550       17,972,538
   Briggs & Stratton ............................       599,900       14,241,626
   CBIZ* ........................................     1,592,700       11,164,827
   Celadon Group* ...............................       686,600       10,250,938
   Compass Diversified Holdings .................     1,022,800       14,851,056
   ESCO Technologies ............................       279,700        8,628,745
   Esterline Technologies* ......................       284,300       15,858,254
   Gardner Denver ...............................       222,000       11,164,380
   Granite Construction .........................       459,200       15,433,712
   Heico, Cl A ..................................       334,625       11,223,322
   Kaman ........................................       573,200       15,711,412
   Kirby* .......................................       224,600        9,451,168
   Littelfuse* ..................................       480,200       20,278,846
   Marten Transport* ............................         5,500          120,175
   Measurement Specialties* .....................       876,000       14,427,720
   Methode Electronics ..........................       673,400        7,474,740
   Michael Baker* ...............................       292,000       10,319,280
   MTS Systems ..................................        31,500          940,905

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
PRODUCER DURABLES -- CONTINUED
   Navigant Consulting* .........................       624,700   $    8,046,136
   NN* ..........................................       351,300        2,529,360
   Old Dominion Freight Line* ...................        93,200        3,344,016
   Orbital Sciences* ............................       742,000       13,637,960
   Regal-Beloit .................................       284,800       18,019,296
   Rush Enterprises, Cl B* ......................       103,800        1,428,288
   Saia* ........................................       215,900        3,577,463
   Tennant ......................................       267,600        9,229,524
   Triumph Group ................................       166,500       12,913,740
                                                                  --------------
                                                                     330,851,481
                                                                  --------------
TECHNOLOGY -- 12.0%
   ATMI* ........................................       581,100       10,535,343
   Aviat Networks* ..............................     1,099,200        7,144,800
   Black Box ....................................       432,600       13,492,794
   Cogent* ......................................     1,240,800       12,842,280
   Coherent* ....................................       169,000        6,349,330
   CommScope* ...................................       626,400       20,408,112
   Cymer* .......................................       334,900       11,436,835
   Diebold ......................................       378,300       11,859,705
   Emulex* ......................................       742,300        8,722,025
   Formfactor* ..................................       312,400        4,689,124
   Harmonic* ....................................     1,754,600       12,001,464
   Integrated Device Technology* ................     2,132,600       14,096,486
   Jabil Circuit ................................       480,600        7,362,792
   Micros Systems* ..............................       226,000        8,398,160
   ON Semiconductor* ............................     1,574,520       12,501,689
   PDF Solutions* ...............................       684,300        3,387,285
   Tekelec* .....................................       713,100       12,928,503
   Xyratex* .....................................       575,000       10,120,000
                                                                  --------------
                                                                     188,276,727
                                                                  --------------
UTILITIES -- 2.2%
   Cleco ........................................       256,600        7,030,840
   Piedmont Natural Gas .........................       543,500       14,946,250
   Unisource Energy .............................       380,300       12,671,596
                                                                  --------------
                                                                      34,648,686
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $1,189,778,729) .....................                  1,490,265,500
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

REPURCHASE AGREEMENT -- 5.3%

                                                        FACE
                                                       AMOUNT          VALUE
                                                    -----------   --------------
   HSBC
      0.140%, dated 04/30/10, to be repurchased
      on 05/03/10, repurchase amount $82,659,134
      (collateralized by a U.S. Treasury Bill,
      par value $84,410,000, 0.000%, 10/21/10,
      total market value $84,316,303)
      (Cost $82,658,170) ........................   $82,658,170   $   82,658,170
                                                                  --------------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $1,272,436,899) .....................                 $1,572,923,670
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,570,496,035.

*    NON-INCOME PRODUCING SECURITY.

+    REAL ESTATE INVESTMENT TRUST

CL   CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at Market Value (Cost $1,272,436,899) ..   $1,572,923,670
   Receivable for Investment Securities Sold ..........        3,751,780
   Receivable for Capital Shares Sold .................        2,143,803
   Dividend and Interest Receivable ...................          275,831
   Prepaid Expenses ...................................           25,638
                                                          --------------
      TOTAL ASSETS ....................................    1,579,120,722
                                                          --------------
LIABILITIES:
   Payable for Investment Securities Purchased ........        7,303,449
   Payable due to Investment Advisor ..................          890,543
   Payable for Capital Shares Redeemed ................          257,396
   Payable due to Administration ......................           77,601
   Chief Compliance Officer Fees Payable ..............            2,700
   Payable due to Trustees ............................            1,597
   Other Accrued Expenses .............................           91,401
                                                          --------------
      TOTAL LIABILITIES ...............................        8,624,687
                                                          --------------
   NET ASSETS .........................................   $1,570,496,035
                                                          ==============
NET ASSETS CONSIST OF:
   Paid-in-Capital ....................................   $1,302,394,208
   Distributions in Excess of Net Investment Income ...         (600,311)
   Accumulated Net Realized Loss on Investments .......      (31,784,633)
   Net Unrealized Appreciation on Investments .........      300,486,771
                                                          --------------
   NET ASSETS .........................................   $1,570,496,035
                                                          ==============
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ..........       54,785,116
                                                          --------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share ....................................   $        28.67
                                                          ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO FOR THE
                                                      SIX MONTHS ENDED
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
   Dividends ...........................................   $  7,700,245
   Interest ............................................         23,155
                                                           ------------
      TOTAL INCOME .....................................      7,723,400
                                                           ------------
EXPENSES
   Investment Advisory Fees ............................      4,649,107
   Administration Fees .................................        426,829
   Chief Compliance Officer Fees .......................          4,735
   Trustees' Fees ......................................          3,870
   Shareholder Servicing Fees ..........................        575,474
   Transfer Agent Fees .................................         43,839
   Printing Fees .......................................         28,941
   Custodian Fees ......................................         24,738
   Legal Fees ..........................................         21,105
   Registration and Filing Fees ........................         12,489
   Audit Fees ..........................................          9,382
   Other Expenses ......................................         15,039
                                                           ------------
      TOTAL EXPENSES ...................................      5,815,548
Less: Fees Paid Indirectly (See Note 4) ................            (34)
                                                           ------------
      NET EXPENSES .....................................      5,815,514
                                                           ------------
NET INVESTMENT INCOME ..................................      1,907,886
                                                           ------------
NET REALIZED GAIN ON INVESTMENTS .......................     29,076,288
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ...    299,995,504
                                                           ------------
TOTAL NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..    329,071,792
                                                           ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $330,979,678
                                                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                   APRIL 30, 2010     OCTOBER 31,
                                                                     (UNAUDITED)         2009
                                                                   --------------   --------------
OPERATIONS:
   Net Investment Income .......................................   $    1,907,886   $    3,118,007
   Net Realized Gain (Loss) on Investments .....................       29,076,288      (59,084,311)
   Net Change in Unrealized Appreciation on Investments ........      299,995,504      170,128,576
                                                                   --------------   --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........      330,979,678      114,162,272
                                                                   --------------   --------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .......................................       (3,488,190)      (5,360,433)
   Net Realized Gains ..........................................               --     (125,724,804)
                                                                   --------------   --------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ........................       (3,488,190)    (131,085,237)
                                                                   --------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................................      278,523,512      293,945,475
   In Lieu of Cash Distributions ...............................        3,269,910      125,038,262
   Redeemed ....................................................     (239,208,472)    (286,196,305)
                                                                   --------------   --------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..       42,584,950      132,787,432
                                                                   --------------   --------------
      TOTAL INCREASE IN NET ASSETS .............................      370,076,438      115,864,467
NET ASSETS:
   Beginning of Period .........................................    1,200,419,597    1,084,555,130
                                                                   --------------   --------------
   End of Period ...............................................   $1,570,496,035   $1,200,419,597
                                                                   ==============   ==============
   Undistributed (Distributions in Excess)
      Net Investment Income ....................................   $     (600,311)  $      979,993
                                                                   ==============   ==============
SHARE TRANSACTIONS:
   Issued ......................................................       10,823,069       14,944,114
   In Lieu of Cash Distributions ...............................          126,315        7,062,641
   Redeemed ....................................................       (9,792,012)     (15,044,625)
                                                                   --------------   --------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ..        1,157,372        6,962,130
                                                                   ==============   ==============

     AMOUNTS DESIGNATED AS "--" ARE EITHER ZERO, OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                SIX MONTHS
                                  ENDED
                                APRIL 30,                               YEARS ENDED OCTOBER 31,
                                   2010          ---------------------------------------------------------------------
                               (UNAUDITED)          2009            2008            2007         2006          2005
                               -----------       ----------      ----------      ----------   ----------    ----------
Net Asset Value,
   Beginning of Year .......   $    22.38        $    23.24      $    41.21      $    41.72   $    37.19    $    34.88
                               ----------        ----------      ----------      ----------   ----------    ----------
Income from Operations:
   Net Investment Income
      (Loss)* ..............         0.04              0.06            0.14            0.17        (0.01)        (0.03)
   Net Realized and
      Unrealized Gain
      (Loss) ...............         6.32              1.93          (12.66)           5.33         6.95          4.57
                               ----------        ----------      ----------      ----------   ----------    ----------
Total from Operations ......         6.36              1.99          (12.52)           5.50         6.94          4.54
                               ----------        ----------      ----------      ----------   ----------    ----------
Dividends and Distributions:
   Net Investment Income ...        (0.07)            (0.10)          (0.17)          (0.18)          --         (0.01)
   Net Realized Gain .......           --             (2.75)          (5.28)          (5.83)       (2.41)        (2.22)
                               ----------        ----------      ----------      ----------   ----------    ----------
Total Dividends and
   Distributions ...........        (0.07)            (2.85)          (5.45)          (6.01)       (2.41)        (2.23)
                               ----------        ----------      ----------      ----------   ----------    ----------
Net Asset Value,
   End of Year .............   $    28.67        $    22.38      $    23.24      $    41.21   $    41.72    $    37.19
                               ==========        ==========      ==========      ==========   ==========    ==========
TOTAL RETURN+ ..............        28.43%            11.92%         (34.34)%         14.65%       19.56%        13.20%
                               ==========        ==========      ==========      ==========   ==========    ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) .............   $1,570,496        $1,200,420      $1,084,555      $1,690,065   $1,517,032    $1,476,941
Ratio of Expenses to
   Average Net Assets ......         0.88%**(1)        0.89%(1)        0.87%(1)        0.87%        0.90%         0.87%
Ratio of Net Investment
   Income (Loss) to
   Average Net Assets ......         0.29%**           0.31%           0.44%           0.42%       (0.03)%       (0.08)%
Portfolio Turnover Rate ....           15%               33%             29%             35%          21%           17%

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN THE SAME AS THE RATIO REPORTED.

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

**   ANNUALIZED.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF SHARES.

     AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies measured in terms of revenues and assets and, more importantly, in terms of market capitalization. The Portfolio normally seeks to achieve its objective by investing at least 80% of its net assets at the time of initial purchase in common stocks of companies that have market capitalizations that are under $2 billion. The Portfolio may invest in equity securities listed on the New York and American Stock Exchanges or traded on the over-the-counter markets operated by the NASD. The Portfolio invests mainly in common stocks, but it may also invest in other types of equity securities. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2010, there were no fair valued securities.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of April 30, 2010, all of the Portfolio's investments were considered Level 1, with the exception of the repurchase agreement, which was Level 2.

     For the six months ended April 30, 2010, there have been no significant changes to the Portfolio's fair value methodologies. For details of investment classifications, reference the Schedule of Investments.

     FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriated provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the period ended April 30, 2010, the Portfolio did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2010, the Portfolio did not incur any significant interest or penalties.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis on the settlement date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts.

     INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $245,000 for two portfolios, plus $75,000 per additional portfolio, plus $15,000 per additional class or 0.10% of the first $250 million, 0.08% of the next $250 million, 0.07% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolios that are serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Investment Counselors of Maryland, LLC (the "Adviser"). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

The Portfolio may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2010, the Portfolio earned credits of $34 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5.   INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc., a company wholly-owned by Old Mutual (US) Holdings Inc. and ICM Management LLC, a company wholly-owned by seven officers of the Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets.

6.   INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2010, the Portfolio made purchases of $195,404,541 and had sales of $189,809,001 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

Permanent book and tax differences relating to distributions received from REITs resulted in reclassification to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

         ORDINARY      LONG-TERM
          INCOME     CAPITAL GAINS       TOTAL
       -----------   -------------   ------------
2009   $ 4,651,824    $126,433,413   $131,085,237
2008    19,114,127     203,091,992    222,206,119

As of October 31, 2009, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income   $    980,006
Capital Loss Carryforwards       (60,407,143)
Net Unrealized Appreciation           37,476
                                ------------
Total Accumulated Losses        $(59,389,661)
                                ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2009, the Portfolio had the following capital loss carryforwards:

YEAR EXPIRING      AMOUNT
-------------   -----------
     2017       $60,407,143

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2010, were as follows:

                   AGGREGATE      AGGREGATE
                     GROSS          GROSS
    FEDERAL       UNREALIZED      UNREALIZED    NET UNREALIZED
   TAX COST      APPRECIATION    DEPRECIATION    APPRECIATION
--------------   ------------   -------------   --------------
$1,272,436,899   $395,169,400   $(94,682,629)    $300,486,771

8.   OTHER:

At April 30, 2010, 36% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

9.   LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It's the Portfolio's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At April 30, 2010, there were no securities on loan to brokers.

10.  NEW ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Portfolio is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

11.  SUBSEQUENT EVENTS:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways.

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) (CONCLUDED)

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE      EXPENSE      DURING
                          11/1/09     4/30/10      RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $1,284.30      0.88%      $4.98
HYPOTHETICAL 5% RETURN    1,000.00    1,020.43      0.88        4.41

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 16-17, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives presented an overview of the Adviser, including its history, assets under management, ownership structure, technology update, investment personnel and strategy, business plan, best execution and soft dollar policies. In addition, the representatives reviewed the Fund's portfolio composition with respect to sector weightings. The representatives also discussed the retirement of a portfolio manager of the Fund, noting that the remaining portfolio managers would continue to be jointly and primarily responsible for the day-to-day management of the Fund. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, outlining current market conditions and explaining the Adviser's expectations and strategies for the future. The Board noted that the Fund had outperformed its benchmark index over various periods of time. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed a report of the advisory fee paid by the Fund to the Adviser and the costs of services provided by and the profits realized by the Adviser from its relationship with

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

the Fund and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and noted that the Fund's total fees and expenses were lower than the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm's length negotiations and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Fund and that breakpoints in the Adviser's fee schedule were not warranted at this time.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                                     NOTES

                                     NOTES

                           ICM SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                             Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                              Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ICM-SA-001-0900

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 2, 2010

* Print the name and title of each signing officer under his or her signature.